Going Concern, Nature of Operations, and Corporate History (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Going Concern, Nature of Operations, and Corporate History [Abstract]
Net loss	$ (1,621,388)	$ (1,516,736)	$ (4,347,767)	$ 6,358,408
Cash and cash equivalents	2,804,096		1,754,433	4,759,711
Working capital	2,619,924
Net proceeds from exercise of warrants	2,566,660		1,404,177
Negative cash flow from operations	(1,401,881)	$ (971,516)	(3,853,069)	(4,004,031)
Accumulated deficit	$ (20,236,771)		(18,613,294)	$ (14,259,260)
Additional paid in capital			1,722,336
Net proceeds amount			$ 1,900,000